CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Fixed income from real estate rent	$ 14,874	$ 16,144	$ 16,608
Costs and expenses:
Cost of real estate operations	2,548	2,948	2,991
Real estate depreciation, amortization and impairment	3,946	4,321	4,317
General and administrative	2,523	3,047	3,500
Total costs and expenses	9,017	10,316	10,808
Gain on sale of operating properties	9,127
Operating income	14,984	5,828	5,800
Other income	454	722	607
Financial expenses, net	(1,781)	(2,630)	(2,882)
Income before taxes on income	13,657	3,920	3,525
Taxes on income	(2,162)	(1,472)	(1,464)
Equity share in losses of associates, net	(2,079)	(2,321)	(2,765)
Net income (loss)	9,416	127	(704)
Net income attributable to non-controlling interest	2,983	2,120	2,077
Net income (loss) attributable to Optibase Ltd.	$ 6,433	$ (1,993)	$ (2,781)
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ 1.24	$ (0.38)	$ (0.54)
Weighted average number of shares used in computing basic net earnings per share:	5,186,273	5,186,273	5,185,352
Weighted average number of shares used in computing diluted net earnings per share	5,186,273	5,186,273	5,185,352